Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (17,332)	$ (9,896)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,709	2,473
Depreciation and amortization	1,539	1,441
Amortization of deferred costs	1,585	548
Non-cash operating lease expense	556
Loss on write-off of property and equipment		158
Gain on forgiveness of PPP loan and other	0	(743)
Changes in operating assets and liabilities:
Accounts receivable	(424)	86
Inventories		17
Deferred costs	(1,939)	(2,003)
Prepaid expenses and other current assets	(2,282)	(70)
Accounts payable	517	(1,804)
Accrued and other current liabilities	1,155	574
Deferred revenue	516	1,203
Operating lease liabilities	(482)
Net cash used in operating activities	(13,882)	(8,016)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,481)	(609)
Net cash used in investing activities	(1,481)	(609)
Cash flows from financing activities:
Proceeds from issuance of common stock in connection with Business Combination and PIPE investment	77,884	0
Payment of transaction and issuance costs in connection with Business Combination and PIPE investment	(6,946)	0
Payment of financing costs in connection with a stock purchase agreement	(326)	0
Proceeds from exercise of stock options	44	1
Proceeds from exercise of warrants	2,465	0
Capital contributions from Amprius Holdings	505	20,111
Net cash provided by financing activities	73,626	20,112
Net increase in cash, cash equivalents and restricted cash	58,263	11,487
Cash, cash equivalents and restricted cash, beginning of year	11,489	2
Cash, cash equivalents and restricted cash, end of year	69,752	11,489
Components of cash, cash equivalents and restricted cash:
Cash and cash equivalents	69,696	11,489
Restricted cash included in other assets	56	0
Total cash, cash equivalents and restricted cash	69,752	11,489
Supplemental disclosure of non-cash investing and financing information:
Operating lease liabilities and right-of-use assets upon adoption of ASC 842	3,256	0
Unpaid purchases of property, plant and equipment	83	51
Unpaid financing costs in connection with a stock purchase agreement	$ 263	$ 0